Plant and Equipment (Details) - Schedule of plant and equipment - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Plant and Equipment [Abstract]
Motor vehicle	$ 357,927	$ 400,732	$ 389,443
Office equipment	9,041
Plant and equipment, gross	366,968	400,732
Less: Accumulated depreciation	(164,537)	(119,284)	(33,834)
Plant and equipment, net	$ 202,431	$ 281,448	$ 355,609